Risk and Capital Management - Schedule of Risk Weighted Assets (Details) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of risk management strategy related to hedge accounting [line items]
Risk weighted assets	R$ 1,505,475	R$ 1,379,056
Market Risk
Disclosure of risk management strategy related to hedge accounting [line items]
Risk weighted assets	50,248	43,189
Market Risk | Of which: standardized approach (RWAMPAD)
Disclosure of risk management strategy related to hedge accounting [line items]
Risk weighted assets	61,438	52,643
Market Risk | Of which: internal models approach (RWAMINT)
Disclosure of risk management strategy related to hedge accounting [line items]
Risk weighted assets	30,685	28,471
Operational Risk
Disclosure of risk management strategy related to hedge accounting [line items]
Risk weighted assets	143,006	112,827
Amounts below the thresholds for deduction
Disclosure of risk management strategy related to hedge accounting [line items]
Risk weighted assets	62,949	55,567
Counterparty credit risk (CCR) | Credit risk
Disclosure of risk management strategy related to hedge accounting [line items]
Risk weighted assets	1,199,103	1,108,011
Of which: standardized approach for credit risk | Credit risk
Disclosure of risk management strategy related to hedge accounting [line items]
Risk weighted assets	1,119,760	1,038,238
Of which: advanced internal rating-based approach (A-IRB) | Credit risk
Disclosure of risk management strategy related to hedge accounting [line items]
Risk weighted assets	79,343	69,773
Counterparty credit risk (CCR) | Credit risk
Disclosure of risk management strategy related to hedge accounting [line items]
Risk weighted assets	9,449	9,689
Counterparty credit risk (CCR) | Credit risk | Counterparty credit risk (CCR)
Disclosure of risk management strategy related to hedge accounting [line items]
Risk weighted assets	29,789	44,837
Counterparty credit risk (CCR) | Credit risk | Of which: standardized approach for counterparty credit risk (SA-CCR)
Disclosure of risk management strategy related to hedge accounting [line items]
Risk weighted assets	20,340	35,148
Equity investments in funds - look-through approach | Credit risk
Disclosure of risk management strategy related to hedge accounting [line items]
Risk weighted assets	6,433	4,667
Equity investments in funds - fall-back approach | Credit risk
Disclosure of risk management strategy related to hedge accounting [line items]
Risk weighted assets	1,109	716
Securitization exposures in banking book | Credit risk
Disclosure of risk management strategy related to hedge accounting [line items]
Risk weighted assets	R$ 12,838	R$ 9,242